Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of difference between income taxes computed at the statutory rates and the provisions for income taxes

	December 31, 2017	December 31, 2016

Net income (loss) before taxes	$(700,483)	$13,501,925
Statutory rate	34%	34%

Computed expected tax (recovery)	$(238,164)	$4,590,655
Depreciation	-	2,252
Accretion	61,443	693,784
Gain/Loss on derivatives and convertible notes	(100,039)	(14,166,232)
Gain/Loss on write-down of assets and liabilities	130	413,285
Net operating loss	(119,441)	(8,466,256)
Valuation allowance	119,441	8,466,256

Net deferred taxes	$–	$–